CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 3,971,000	$ 4,617,000
Trade receivables	79,000	2,539,000
Prepaid expenses and other receivables	2,478,000	1,104,000
Inventory		3,651,000
Total current assets	6,528,000	11,911,000
NON-CURRENT ASSETS:
Restricted cash	169,000	148,000
Trade receivables	201,000
Fixed assets	49,000	135,000
Right-of-use assets	1,057,000	302,000
Intangible assets	5,291,000	5,547,000
Investment in a joint venture	12,050,000
Total non-current assets	18,817,000	6,132,000
TOTAL ASSETS	25,345,000	18,043,000
CURRENT LIABILITIES:
Account payable	731,000	1,168,000
Lease liabilities	170,000	353,000
Allowance for deductions from revenue	6,304,000	9,288,000
Derivative financial instruments		1,421,000
Accrued expenses and other current liabilities	12,016,000	9,993,000
Total current liabilities	19,221,000	22,223,000
NON-CURRENT LIABILITIES:
Lease liabilities	900,000	3,000
Accrued expenses and other non current liabilities	456,000
Royalty obligation	500,000	500,000
Total non-current liabilities	1,856,000	503,000
TOTAL LIABILITIES	21,077,000	22,726,000
EQUITY (CAPITAL DEFICIENCY):
Ordinary shares	147,641,000	35,036,000
Additional paid-in capital	270,382,000	375,082,000
Accumulated deficit	(413,755,000)	(414,801,000)
TOTAL EQUITY (CAPITAL DEFICIENCY)	4,268,000	(4,683,000)
TOTAL LIABILITIES AND EQUITY (CAPITAL DEFICIENCY)	$ 25,345,000	$ 18,043,000